NET INVESTMENT IN DIRECT FINANCING LEASES (Narrative) (Details) ¥ in Thousands, $ in Thousands	Apr. 27, 2016 CNY (¥)	Apr. 25, 2016 item	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Schedule Of Capital Leases Future Minimum Payments Receivable [Line Items]
Net investment in financing leases			$ 32,404	¥ 209,905	¥ 274,787
Secure bank borrowings			14,549	94,248	136,785
Nai'ensi [Member]
Schedule Of Capital Leases Future Minimum Payments Receivable [Line Items]
Net investment in financing leases			4,378	28,362	31,820
Nai'ensi [Member] | Subsequent Events [Member] | Forecast [Member]
Schedule Of Capital Leases Future Minimum Payments Receivable [Line Items]
Number of parties who have sufficient non-pledged financial resources | item		2
Collection from lease receivables | ¥	¥ 9,000
Line of Credit Entered into by Subsidiary [Member]
Schedule Of Capital Leases Future Minimum Payments Receivable [Line Items]
Net investment in financing leases			$ 22,143	¥ 143,440	¥ 207,445